Form N-1A Supplement	Aug. 26, 2025
The Gabelli Global Content & Connectivity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated August 26, 2025
to
Statutory Prospectus dated April 30, 2025, and
Summary Prospectus dated April 30, 2025

This supplement amends certain information in the Statutory Prospectus (the “Prospectus”) and Summary Prospectus, each dated April 30, 2025, of each of The Gabelli Global Content & Connectivity Fund, The Gabelli Global Growth Fund, The Gabelli Global Rising Income and Dividend Fund and The Gabelli Global Mini MitesTM Fund (collectively, the “Global Funds”). Unless otherwise indicated, all other information included in the Funds’ Prospectus or Summary Prospectus, as applicable, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus or Summary Prospectus, as applicable.

The Gabelli Global Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated August 26, 2025
to
Statutory Prospectus dated April 30, 2025, and
Summary Prospectus dated April 30, 2025

This supplement amends certain information in the Statutory Prospectus (the “Prospectus”) and Summary Prospectus, each dated April 30, 2025, of each of The Gabelli Global Content & Connectivity Fund, The Gabelli Global Growth Fund, The Gabelli Global Rising Income and Dividend Fund and The Gabelli Global Mini MitesTM Fund (collectively, the “Global Funds”). Unless otherwise indicated, all other information included in the Funds’ Prospectus or Summary Prospectus, as applicable, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus or Summary Prospectus, as applicable.

The Gabelli International Small Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated August 26, 2025
to
Statutory Prospectus dated April 30, 2025, and
Summary Prospectus dated April 30, 2025

This supplement amends certain information in the Statutory Prospectus (the “Prospectus”) and Summary Prospectus, each dated April 30, 2025, of each of The Gabelli Global Content & Connectivity Fund, The Gabelli Global Growth Fund, The Gabelli Global Rising Income and Dividend Fund and The Gabelli Global Mini MitesTM Fund (collectively, the “Global Funds”). Unless otherwise indicated, all other information included in the Funds’ Prospectus or Summary Prospectus, as applicable, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus or Summary Prospectus, as applicable.

The Gabelli Global Rising Income and Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated August 26, 2025
to
Statutory Prospectus dated April 30, 2025, and
Summary Prospectus dated April 30, 2025

This supplement amends certain information in the Statutory Prospectus (the “Prospectus”) and Summary Prospectus, each dated April 30, 2025, of each of The Gabelli Global Content & Connectivity Fund, The Gabelli Global Growth Fund, The Gabelli Global Rising Income and Dividend Fund and The Gabelli Global Mini MitesTM Fund (collectively, the “Global Funds”). Unless otherwise indicated, all other information included in the Funds’ Prospectus or Summary Prospectus, as applicable, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus or Summary Prospectus, as applicable.

The Gabelli Global Mini MitesTM Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated August 26, 2025
to
Statutory Prospectus dated April 30, 2025, and
Summary Prospectus dated April 30, 2025

This supplement amends certain information in the Statutory Prospectus (the “Prospectus”) and Summary Prospectus, each dated April 30, 2025, of each of The Gabelli Global Content & Connectivity Fund, The Gabelli Global Growth Fund, The Gabelli Global Rising Income and Dividend Fund and The Gabelli Global Mini MitesTM Fund (collectively, the “Global Funds”). Unless otherwise indicated, all other information included in the Funds’ Prospectus or Summary Prospectus, as applicable, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus or Summary Prospectus, as applicable.